Other Current Assets	12 Months Ended
Dec. 31, 2014
Other Current Assets [Abstract]
Other Current Assets
4. Other Current Assets:

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2013	2014
Inventories	$8,616	$6,609
Deferred mobilization expenses	76,986	66,169
Prepayments and advances	10,980	22,880
Other	14,389	5,850
Total	$110,971	$101,508